Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income [Abstract]
Net Income	$ 702	$ 981
Other Comprehensive Income (Loss):
Unrealized gains (losses) on investment securities available-for-sale	(31)	157
Income tax effect	11	(54)
Reclassification adjustment for transfer of investment securities from held-to-maturity to available-for-sale	0	351
Income tax effect	0	(120)
Reclassification adjustment for gains on sale of investment securities included in net income	(88)	(331)
Income tax effect	30	113
Net other comprehensive income (loss)	(78)	116
Total Comprehensive Income	$ 624	$ 1,097